Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions	Attributable to owners of the Company Share Capital [Member] ILS (₪)	Attributable to owners of the Company Share premium ILS (₪)	Attributable to owners of the Company Receipts on account of share options ILS (₪)	Attributable to owners of the Company Capital reserve [Member] ILS (₪)	Attributable to owners of the Company Retained earnings [Member] ILS (₪)	Attributable to owners of the Company Total [Member] ILS (₪)	Non-controlling interests [Member] ILS (₪)	ILS (₪)	Convenience translation into U.S. dollar [Member] USD ($)
Balance as of January 1, 2018 before initial application of IFRS 9 at Dec. 31, 2017	₪ 1				₪ 1,436	₪ 1,437	₪ 4	₪ 1,441
Effect of initial application of IFRS 9					(36)	(36)		(36)
Balance at Dec. 31, 2017	1				1,400	1,401	4	1,405
Comprehensive loss for year
Loss for year					(62)	(62)	(2)	(64)
Other comprehensive profit (loss) for the year, net of tax					(1)	(1)		(1)
Transactions with owners recognized directly in equity
Share based payment					2	2		2
Equity offering		259	17			276		276
Exercise of share options		66	(7)			59		59
Balance at Dec. 31, 2018	1	325	10		1,339	1,675	2	1,677
Comprehensive loss for year
Loss for year					(107)	(107)		(107)
Other comprehensive profit (loss) for the year, net of tax					(4)	(4)		(4)
Transactions with owners recognized directly in equity
Share based payment					8	8		8
Equity offering	1	283	25			309		309
Expiration of share options		10	(10)
Exercise of share options		5	(1)			4		4
Balance at Dec. 31, 2019	2	623	24		1,236	1,885	2	1,887	$ 587
Comprehensive loss for year
Loss for year					(170)	(170)		(170)	(53)
Other comprehensive profit (loss) for the year, net of tax				(2)	2
Transactions with owners recognized directly in equity
Share based payment					20	20		20	6
Equity offering			5			5		5	2
Deduction of non-controlling interest due to loss of control in subsidiaries							(2)	(2)	(1)
Exercise of share options		169	(29)			140		140	43
Balance at Dec. 31, 2020	₪ 2	₪ 792		₪ (2)	₪ 1,088	₪ 1,088		₪ 1,880	$ 584